Stockholders' Equity (Detail Textuals 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Exercise price of warrant					$ 0.65
Deferred costs		$ 90,771	$ 90,771
Stock issued during period in exchange for reduction In royalties, Shares		1,150,000	1,150,000
Charles Vista, LLC
Stockholders Equity Note [Line Items]
Cash fee to placement agent	1,050,000
Cash fee to placement agent gross proceeds percentage	10.00%
Non-accountable expense allowance	315,000
Non-accountable expense allowance gross proceeds percentage	3.00%
Period of consulting services	1 year
Unit issue and closings costs	500,000
Net proceeds from issuance of common stock and warrants	$ 8,575,000
Term of warrants	5 years
Number of common stock called by warrants	5,250,000
Percentage of shares of common stock called by warrants	20.00%
Exercise price of warrant	$ 0.80
Specified percentage of amount of funds solicited by placement agent equals to solicitation fee	5.00%